SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
17.	SHARE-BASED PAYMENTS
In July 2021, the Board of Directors of the Group approved the adoption of the 2021 Share Incentive Plan (the “2021 Plan”). The Group granted a total of 1,097,852,000 share awards in two batches in August and November 2021 in the year ended December 31, 2021, and a total of 139,690,400 share awards in four batches in January, April, July and October 2022 in the year ended December 31, 2022, to the designated recipients under the 2021 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at an exercise price of US$0.03 per share. The majority of the share awards vest in two to seven years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted in 2021 and 2022 expire on July 20, 2031.
The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards:
	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
As at January 1, 2021	—	—	—
Granted during the year	1,097,852	0.03	0.23
As at December 31, 2021	1,097,852	0.03	0.23
	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
Granted during the year	139,690	0.03	0.16
Forfeited	(25,597)	0.03	0.22
As at December 31, 2022	1,211,945	0.03	0.22
Vested and exercisable at December 31, 2022	417,767	0.03	0.22
The expense recognized for share awards during the year ended December 31, 2021 and 2022 was approximately US$88.4 million and US$90.6 million. The breakdown is as follows:

	Year ended December 31,
In thousands of USD	2021	2022
Cost of revenue	10,424	10,050
General and administrative expenses	54,458	48,850
Research and development expenses	18,246	24,258
Selling expenses	5,227	7,490
Total	88,355	90,648
The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs to the model used for determining the value of the grant for the years ended December 31, 2021 and 2022:

	At August 1, 2021	At November 1, 2021
Dividend yield (%)	—	—
Expected volatility (%)	130.19%	130.23%
Risk-free interest rate (%)	1.24%	1.57%
Exercise multiple	2.20-2.80	2.20

	At January 1, 2022	At April 1, 2022	At July 1, 2022	At October 1, 2022
Dividend yield (%)	—	—	—	—
Expected volatility (%)	128%	123%	120%	121%
Risk-free interest rate (%)	1.618%	2.415%	2.893%	3.886%
Exercise multiple	2.20-2.80	2.20	2.20	2.20
The above inputs for the binomial model have been determined based on the following:
•
Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

•	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;
•	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;
•	Exercise multiple is based on empirical research on typical share award exercise behavior.